Intangible Assets	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Intangible Assets

NOTE 3 – INTANGIBLE ASSETS

This represents legal fees and patent fees associated with the registration of patents. The Company has recorded amortization expenses on the Spacer and Chromophore patent applications accepted by the United States Patent and Trademark Office in February 2011 and April 2011 which are amortized over its legal life of 20 years. No amortization expense has been recorded on the remaining patents since the patents have yet to be declared effective. Once issued, the cost of the patents will be amortized over their remaining legal lives, which is generally 20 years.

Patents consists of the following:

	December 31, 2011	December 31, 2010

Patents	$ 439,787	$ 346,009
Less: Accumulated amortization	8,683	-

	$ 431,104	$ 346,009

Amortization expense for the years ending December 31, 2011 and 2010 was $8,683 and $0.